SHAREHOLDERS' EQUITY (Summary of RSU Activity) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2025 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at January 1, 2025	3,455,138
Granted	1,077,315
Vested	(1,012,142)
Forfeited	(244,418)
Outstanding as of December 31, 2025	3,275,893